Amortized Cost, Gross Unrealized Gains and Losses, Approximate Fair Value, Weighted Average Yield and Contractual Maturities of Investment Securities Held-To-Maturity (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 125,383	$ 122,354	$ 212,962
Gross Unrealized Gains	825	454
Gross Unrealized Losses	954	1,935
Fair Value	125,254	120,873
Weighted Average Yield	4.28%	3.51%
Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	7,275
Fair Value	7,281
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	37,424
Fair Value	37,937
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	18,512
Fair Value	18,688
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	62,172
Fair Value	61,348
U.S. Treasury securities
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	25,873	25,777
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	1
Fair Value	0	25,872
Weighted Average Yield	0.00%	0.11%
U.S. Treasury securities | Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	25,873	25,777
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	1
Fair Value	0	25,872
Weighted Average Yield	0.00%	0.11%
U.S. Treasury securities | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
U.S. Treasury securities | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
U.S. Treasury securities | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	160	176	220
Gross Unrealized Gains	0	0
Gross Unrealized Losses	9	10
Fair Value	151	166
Weighted Average Yield	5.45%	5.45%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Collateralized Mortgage Obligations Issued By Private Enterprise [Member] | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	160	176	220
Gross Unrealized Gains	0	0
Gross Unrealized Losses	9
Fair Value	151	166
Weighted Average Yield	5.45%	5.45%
Other
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	26,250	4,330	4,823
Gross Unrealized Gains	83	0
Gross Unrealized Losses	0	7
Fair Value	26,333	4,323
Weighted Average Yield	3.41%	1.15%
Other | Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	4,080	3,573
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	4,080
Weighted Average Yield	0.00%	1.15%
Other | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	26,250	250	1,250
Gross Unrealized Gains	83	0
Gross Unrealized Losses	0	7
Fair Value	26,333	243
Weighted Average Yield	3.41%	1.20%
Other | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Other | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	0	0
Weighted Average Yield	0.00%	0.00%
Obligations of U.S. Government sponsored entities
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Fair Value	0
Weighted Average Yield	0.00%
Obligations of U.S. Government sponsored entities | Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Fair Value	0
Weighted Average Yield	0.00%
Obligations of U.S. Government sponsored entities | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Fair Value	0
Weighted Average Yield	0.00%
Obligations of U.S. Government sponsored entities | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Fair Value	0
Weighted Average Yield	0.00%
Obligations of U.S. Government sponsored entities | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Fair Value	0
Weighted Average Yield	0.00%
Obligations of Puerto Rico, States and political subdivisions
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	98,973	91,975	182,142
Gross Unrealized Gains	742	454
Gross Unrealized Losses	945	1,917
Fair Value	98,770	90,512
Weighted Average Yield	4.51%	4.58%
Obligations of Puerto Rico, States and political subdivisions | Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	7,275	2,150	7,015
Gross Unrealized Gains	6	6
Gross Unrealized Losses	0	0
Fair Value	7,281	2,156
Weighted Average Yield	2.24%	5.33%
Obligations of Puerto Rico, States and political subdivisions | More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	11,174	15,529	109,415
Gross Unrealized Gains	430	333
Gross Unrealized Losses	0	0
Fair Value	11,604	15,862
Weighted Average Yield	5.80%	4.10%
Obligations of Puerto Rico, States and political subdivisions | More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	18,512	17,594	17,112
Gross Unrealized Gains	266	115
Gross Unrealized Losses	90	268
Fair Value	18,688	17,441
Weighted Average Yield	5.99%	5.96%
Obligations of Puerto Rico, States and political subdivisions | More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	62,012	56,702	48,600
Gross Unrealized Gains	40	0
Gross Unrealized Losses	855	1,649
Fair Value	$ 61,197	$ 55,053
Weighted Average Yield	4.11%	4.25%